Property, Plant & Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Property, Plant and Equipment [Line Items]
Finance lease right-of-use asset	$ 0	$ 25,000
Property, plant, and equipment and finance lease right-of-use asset	3,492,759	3,299,341
Less accumulated depreciation	(1,615,252)	(1,482,082)
Property, plant, and equipment, net	1,877,507	1,817,259
Land and land improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	59,543	66,156
Buildings and improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	881,578	774,991
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,188,509	2,034,310
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 363,129	$ 398,884